Operations of the Company - Additional Information (Detail)		1 Months Ended	12 Months Ended
		Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 Country shares
Organization And Nature Of Business [Line Items]
Number of operating countries | Country				20
Common stock shares issued		12,770,000	69,097,000	69,235,000
Share issued price per share | $ / shares		$ 26
Underwriting discount		5.75%
Proceeds from issuance of shares | $	[1]		$ 253,529,000
Selling Shareholders' [member]
Organization And Nature Of Business [Line Items]
Additional shares purchase under underwriting		4,106,569
IPO [member]
Organization And Nature Of Business [Line Items]
Additional shares purchase under underwriting		8,663,431
Proceeds from issuance of shares | $		$ 253,529
Over-Allotment Option [Member]
Organization And Nature Of Business [Line Items]
Additional shares purchase under underwriting		1,915,500

[1]	Net of issuance costs paid of $ 21,530 as of December 31, 2017. See note 1.